Lines of Credit and Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments [Abstract]
2018	$ 0
2019	487,585
2020	0
2021	311,743
2022	479,070
thereafter	479,860
Total long-term debt	$ 1,758,258	$ 1,067,096